Investments in Affiliates - Additional Information (Detail) ¥ in Millions, $ in Millions, ₨ in Billions	12 Months Ended
	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Jun. 22, 2016 JPY (¥)	[2]	Jun. 22, 2016 USD ($)	May 31, 2016 ¥ / $ ¥ / ₨	Mar. 31, 2009 JPY (¥)		Mar. 31, 2009 INR (₨)	Mar. 25, 2009
Schedule of Equity Method Investments [Line Items]
Investment, carrying amount	¥ 411,395	¥ 439,070
Impairment on equity investment			¥ 51,279
Amount of shares of undistributed earnings of affiliates	52,203	44,367	¥ 36,111
Increase in total carrying value of Investments in affiliates from aggregate underlying equity in net assets	¥ 263,669	¥ 280,140
Fair Value, Measurements, Nonrecurring | Equity Method Investments | Discounted Cash Flow Method
Schedule of Equity Method Investments [Line Items]
Weighted average cost of capital, input value			12.60%
Sumitomo Mitsui Card Company, Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	34.00%	34.00%
Philippine Long Distance Telephone Company
Schedule of Equity Method Investments [Line Items]
Ownership percentage	15.00%	15.00%
Percentage of voting interests	9.00%	9.00%
Investment, carrying amount	¥ 126,325	¥ 143,819
Aggregate market price of the PLDT shares owned	¥ 152,683	¥ 240,522
Philippine Long Distance Telephone Company | NTT Communications Corporation
Schedule of Equity Method Investments [Line Items]
Ownership percentage	6.00%	6.00%
Percentage of voting interests	3.00%	3.00%
Tata Teleservices Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	26.50%	26.50%									26.00%
Capital alliance entered with TTSL	On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited ("Tata Sons"), the parent company of TTSL.
Impairment on equity investment			¥ 51,244
Equity method investment, DOCOMO holds the right to require shares be acquired, percentage of acquisition price								50.00%		50.00%
Equity method investment, DOCOMO holds the right to require shares be acquired, amount								¥ 120,400	[1]	₨ 72.5
Tata Teleservices Limited | Subsequent Event | JPY / INR
Schedule of Equity Method Investments [Line Items]
Foreign currency exchange rate | ¥ / ₨							1.66
Tata Sons Limited | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Amount of award that DOCOMO is entitled to receive for damages by the breach of the shareholders agreement				¥ 130,000		$ 1,172
Tata Sons Limited | Subsequent Event | JPY / USD
Schedule of Equity Method Investments [Line Items]
Foreign currency exchange rate | ¥ / $							110.94

[1]	1 rupee = ¥1.66 as of May 31, 2016
[2]	$1 = ¥110.94 as of May 31, 2016